GOODWILL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment reportingunit	Dec. 31, 2010	Dec. 31, 2009
Changes in the carrying amount of goodwill
Beginning of year	$ 278.0	$ 86.1
Goodwill recorded during the year		185.4
Impairment recorded during the year	(281.5)
Translation	3.5	6.5
Ending of year		$ 278.0	$ 86.1
Number of operating segments	1
Number of reporting units	1